Cash flow information (Tables)	12 Months Ended
Jun. 30, 2020
Cash Flow Information [Abstract]
Schedule of cash flows generated

	Note	06.30.20	06.30.19	06.30.18
(Loss) / Profit for the period		20,003	(40,729)	27,420
Profit from discontinued operations		(18,085)	(7,140)	(36,441)
Adjustments for:
Income tax	23	8,107	780	(9,964)
Amortization and depreciation	27	16,425	10,822	9,741
(Gain) / Loss from disposal of property, plant and equipment		-	(3)	4
Net (gain) / loss from fair value adjustment of investment properties		(30,992)	37,746	(18,971)
Share-based compensation		211	63	89
Net gain / (loss) from fair value adjustment of financial assets		1,026	(419)	(1,199)
Loss from disposal of property, plant and equipment		-	(3)	-
Loss from disposal of intangible assets		-	(13)	-
Disposal of intangible assets by TGLT agreement		-	-	(3)
Gain / (Loss) from disposal of subsidiary and associates		247	(983)	(860)
Loss from disposal of trading properties		-	(639)	-
Impairment of other assets		2,470	317	-
Financial results, net		41,973	13,239	37,705
Provisions and allowances		1,271	1,491	2,365
Share of loss / (profit) of associates and joint ventures		(8,662)	7,328	3,452
Loss from revaluation of receivables arising from the sale of farmland		-	-	(200)
(Gain) / Loss from repurchase of Non-convertible Notes		1	-	3
Changes in net realizable value of agricultural products after harvest		(657)	43	(745)
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest		(3,333)	(2,294)	(1,869)
Unrealized gain from derivative financial instruments		36	293	267
Other operating results		262	157	-
Gain from disposal of farmlands		(838)	(665)	(1,656)
Impairment of associates and joint ventures		-	184	-
Result from the revaluation of the participation held before the business combination		(3,501)	-	(93)
Granting Plan of actions		-	-	3

Changes in operating assets and liabilities:
Decrease in inventories		722	(730)	(1,025)
Decrease in trading properties		930	1,392	1,265
Increase in restricted assets		(1,165)	(203)	-
Increase in right-of-use assets		(1,053)	-	-
Increase in lease liabilities		59	-	-
Decrease / (increase) in trade and other receivables		10,826	2,473	82
Decrease in trade and other payables		(6,161)	(3,562)	1,212
Decrease in salaries and social security liabilities		(280)	(16)	296
Decrease in provisions		(1,603)	(427)	(525)
Decrease in biological assets		5,188	1,263	1,572
Net variation in derivative financial instruments		109	157	(209)

Net cash generated by continuing operating activities before income tax paid		33,536	19,922	11,716
Net cash generated by discontinued operating activities before income tax paid		2,848	6,354	14,120
Net cash generated by operating activities before income tax paid		36,384	26,276	25,836

Schedule of deconsolidation or reclassification of assets and liabilities

	06.30.20	06.30.19
Investment properties	155,602	(9,743)
Property, plant and equipment	(7,776)	(62,036)
Trading properties	155	-
Intangible assets	3,232	(13,759)
Investments in associates and joint ventures	2,517	(812)
Biological assets	(74)	-
Deferred income tax	1	(269)
Trade and other receivables	(8,668)	(26,404)
Right-of-use assets	(3,977)	-
Investment in financial assets	13,544	(6,329)
Derivative financial instruments	(37)	(51)
Inventories	(2,170)	(13,110)
Restricted assets	214	(203)
Trade and other payables	2,218	50,898
Lease liabilities	2,077	-
Salaries and social security liabilities	70	5,312
Borrowings	(87,016)	46,804
Provisions	46	960
Income tax and MPIT liabilities	(99)	16
Deferred income tax liabilities	(19,882)	6,217
Employee benefits	107	2,790
Net amount of non-cash assets incorporated / held for sale	50,084	(19,719)
Cash and cash equivalents	(4,393)	(12,350)
Non-controlling interest	50,745	16,296
Goodwill	347	164
Net amount of assets incorporated / held for sale	96,783	(15,609)
Interest held before acquisition	-	(1,049)
Seller financing	-	(84)
Foreign exchange losses	-	602
Fair value of interest held before business combination	-	(1,259)
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	96,783	(17,399)

Schedule of detail of significant non-cash transactions

	06.30.20	06.30.19	06.30.18
Dividends not collected	(401)	(300)	(252)
Increase in investment properties through an increase in borrowings	-	234	-
Decrease in trade and other receivables through an increase in investments in subsidiaries, associates and joint ventures	-	3,354	-
Decrease in participation in subsidiaries, associates and joint ventures due to transient conversion differences	(1,565)	928	(4,185)
Increase in trade and other receivables through an increase in investments in associates and joint ventures	-	-	16
Increase in property, plant and equipment through a decrease in investment property	-	20	-
Increase in property, plant and equipment through an increase in trade and other payables	739	853	1,921
Decrease in trade and other receivable through an increase in investments in associates and joint venture	-	-	447
Registration of investment properties through a reduction of credits for sale and other credits	-	574	77
Increase in properties for sale through an increase in borrowings	12	17	-
Increase in properties for sale through a decrease in investment properties	-	97	23
Purchase of non-controlling interest through reduction of credits for sale and other credits	711	1,048	-
Decrease in associates and joint ventures through an increase in trade and other receivable	-	1,198	-
Changes in non-controlling interest through a decrease in trade and other receivables	-	-	3,069
Distribution of dividends to non-controlling shareholders pending payment	1,761	(340)	3,400
Increase in property, plant and equipment through a business combination	-	-	(2,004)
Increase in property, plant and equipment through increased borrowings	-	6	20
Increase in non-current trade and other receivables through an increase in current and non-current borrowings	-	-	243
Decrease in investments in associates and joint ventures through dividends pending collection	-	-	24
Increase of trading properties through an interest capitalization	-	-	24
Increase of investment properties through an interest capitalization	-	-	40
Decrease in associates and joint ventures through an increase in assets held for sale	2,071	-	97
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	-	-	9
Dividend payment through increased business debt	-	-	17
Transfers of property, plant and equipment to investment properties	-	-	(1,269)
Grants Action Plan	-	-	3
Increase in Investment Properties through an increase in Other reserves due to the difference between cost and fair value.	-	-	47
Increase in financial operations through a decrease in investments in associates and joint ventures	-	-	144
Increase in trading properties through an increase in trade and other payables	-	-	137
Increase in trading properties through a decrease in credits	-	-	69
Increase in investment properties through a decrease in trading properties	-	-	785
Increase in participation in subsidiaries, associates and joint ventures due to an increase in the reserve share-based payments	(4)	-	-
Decrease in loans through a decrease in financial assets	2,454	-	-
Increase in investment properties through a decrease in financial assets	278	-	-
Increase in intangible assets through an increase in trade and other payabels	494	-	-
Increase in investment in associates through loss of control in subsidiaries	1,335	-	-
Distribution of dividends on shares	589	-	-
Acquisition of investment properties through a decrease in trade and other receivables	28	-	-
Issuance of Negotiable Obligations	21	-	-
Increase in investment properties through an increase in borrowings	81	-	-
Increase of use-rights through a decrease in property, plant and equipment	-	-	-
Increase in investments in financial assets through a decrease in investments in associates and joint ventures	-	-	-
Increase in investment in associates through a decrease in investments in financial assets	854	-	-
Increase in investments in financial assets through a decrease in investment properties	1,188	-	-
Dividends pending collection from associates and joint ventures	-	-	-
Increase in investments in financial assets through a decrease in investment properties	-	-	-
Increase in rights of use through an increase in lease liabilities - Adjustment of opening balances (IFRS 16)	14,124	-	-
Increase in rights of use through an increase in lease liabilities	8,091	-	-